Environmental Liabilities - Schedule of Movements in Environmental Liabilities (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Accrual for Environmental Loss Contingencies [Roll Forward]
Environmental liabilities - beginning	$ 165	$ 196
Interest accretion	4	6
Expenditures	(25)	(22)
Revaluation adjustment	(3)	(15)
Environmental liabilities - ending	141	165
Less: current portion	(30)	(26)
Environmental liabilities non current portion	111	139
PCB [Member]
Accrual for Environmental Loss Contingencies [Roll Forward]
Environmental liabilities - beginning	108	134
Interest accretion	4	5
Expenditures	(17)	(16)
Revaluation adjustment	(5)	(15)
Environmental liabilities - ending	90	108
Less: current portion	(19)	(15)
Environmental liabilities non current portion	71	93
Land Assessment and Remediation [Member]
Accrual for Environmental Loss Contingencies [Roll Forward]
Environmental liabilities - beginning	57	62
Interest accretion	0	1
Expenditures	(8)	(6)
Revaluation adjustment	2	0
Environmental liabilities - ending	51	57
Less: current portion	(11)	(11)
Environmental liabilities non current portion	$ 40	$ 46